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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03326

                Morgan Stanley U.S. Government Money Market Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2007

Date of reporting period: October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2006 (UNAUDITED)

                                                                                ANNUALIZED
PRINCIPAL                                                                          YIELD
AMOUNT IN                                                                        ON DATE OF
THOUSANDS                              DESCRIPTION                                PURCHASE       MATURITY DATE          VALUE
---------                              -----------                              -----------   -------------------   ------------
            U.S. GOVERNMENT AGENCY - DISCOUNT NOTES (91.3%)
 $  6,475   Federal Farm Credit Banks                                              5.14%           11/10/06         $  6,466,696
  619,717   Federal Home Loan Banks                                             4.99 - 5.21   11/01/06 - 01/24/07    618,575,892
   76,661   Federal Home Loan Mortgage Corp.                                    5.17 - 5.45   11/14/06 - 03/06/07     75,993,112
   49,775   Federal National Mortgage Assoc.                                    5.15 - 5.39   11/22/06 - 03/30/07     49,341,504
                                                                                                                    ------------
            TOTAL U.S. GOVERNMENT AGENCY - DISCOUNT NOTES (Cost $750,377,204)                                        750,377,204
                                                                                                                    ------------
            U.S. GOVERNMENT AGENCY - FLOATING RATE NOTE (2.6%)
   21,500   Federal Home Loan Mortgage Corp. (Cost $21,495,568)                    5.22            09/17/07          21,495,568
                                                                                                                    ------------
            U.S. GOVERNMENT AGENCY - DEBT AGENCY BONDS (1.4%)
   11,395   Federal Home Loan Banks (Cost $11,298,544)                          5.22 - 5.29   03/07/07 - 03/28/07     11,298,544
                                                                                                                    ------------
            REPURCHASE AGREEMENT (4.9%)
   40,000   Goldman Sachs & Co. (dated 10/04/06; proceeds $40,175,667) (a)
            (Cost $40,000,000)                                                     5.27            11/03/06           40,000,000
                                                                                                                    ------------
            TOTAL INVESTMENTS (Cost $823,171,316) (b)                                                       100.2%   823,171,316

            LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (0.2)    (1,420,266)
                                                                                              -------------------   ------------
            NET ASSETS                                                                                      100.0%  $821,751,050
                                                                                              ===================   ============

----------
(a) Collateralized by Federal Mortgage Acceptance Corp. 4.00 - 7.50% due 11/01/12 - 02/01/36 valued at $40,800,000.

(b)  Cost is the same for federal income tax purposes.




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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
December 19, 2006


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
December 19, 2006


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